Earnings per Common Share	12 Months Ended
Dec. 31, 2022
Earnings per Common Share
Earnings per Common Share

11. Earnings per Common Share

($ millions)	2022	2021
Net earnings	9 077	4 119

(millions of common shares)
Weighted average number of common shares	1 387	1 488
Dilutive securities:
Effect of share options	3	1
Weighted average number of diluted common shares	1 390	1 489

(dollars per common share)
Basic earnings per share	6.54	2.77
Diluted earnings per share	6.53	2.77